Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following components:

	31 March
(Millions of US dollars)	2015	2014

Cash at bank and on hand	$60.0	$70.9
Short-term deposits	7.0	96.6

Total cash and cash equivalents	$67.0	$167.5